UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Alpine Associates Management Inc.
          100 Union Avenue
          Cresskill, NJ  07626

13F File Number:   28-12478

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Todd J. Mason
Title:          Chief Compliance Officer
Phone:          201-871-0866
Signature, Place, and Date of Signing:

/S/ Todd J. Mason     Cresskill, New Jersey     8/10/12

Report Type (Check only one.):
[   ]          13F HOLDINGS REPORT.

[ X ]          13F NOTICE.

[   ]          13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number             Name
28-11149                         Alpine Associates Advisors



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